PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 98,615	$ 78,787
Less: accumulated depreciation	(49,586)	(29,409)
Property, Plant and Equipment, net	49,029	49,378
Depreciation expense	20,615	16,458	$ 11,320
Electronic equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	64,126	48,907
Office furniture
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 34,489	$ 29,880